SHARE-BASED AWARDS, Valuation Assumptions and Option Activity (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 26, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Weighted average valuation assumptions [Abstract]
Expected volatility (in hundredths)		28.80%	24.80%
Expected volatility, minimum (in hundredths)				19.50%
Expected volatility, maximum (in hundredths)				19.80%
Expected term (in years)		5.8	5.8	5.8
Risk-free interest rate (in hundredths)		2.70%	1.90%
Risk-free interest rate, minimum (in hundredths)				3.10%
Risk-free interest rate, maximum (in hundredths)				3.50%
Dividend yield (in hundredths)		3.80%	5.40%	2.60%
Activity in the Company's stock option plans [Roll Forward]
Outstanding, beginning of period (in shares)	2,577,000	2,445,000
Granted (in shares)	285,569	425,000
Exercised (in shares)		(251,000)
Forfeited and expired (in shares)		(42,000)
Outstanding, end of period (in shares)		2,577,000	2,445,000
Vested or expected to vest (in shares)		2,564,000
Exercisable (in shares)		1,698,000
Stock option plans, additional disclosures [Abstract]
Outstanding, weighted average exercise price, beginning of period (in dollars per share)	$ 37.10	$ 36.80
Granted, weighted average exercise price (in dollars per share)	$ 40.63	$ 33.01
Exercised, weighted average exercise price (in dollars per share)		$ 26.75
Forfeited and expired, weighted average exercise price (in dollars per share)		$ 40.38
Outstanding, weighted average exercise price, end of period (in dollars per share)		$ 37.10	$ 36.80
Vested or expected to vest, weighted average exercise price (in dollars per share)		$ 37.10
Exercisable, weighted average exercise price (in dollars per share)		$ 39.91
Outstanding, weighted average contractual life (in years)		5.5
Vested or expected to vest, weighted average contractual life (in years)		5.5
Exercisable, weighted average contractual life (in years)		4.4
Outstanding, aggregate intrinsic value		$ 15,839
Vested or expected to vest, aggregate intrinsic value		15,681
Exercisable, aggregate intrinsic value		$ 7,542
2007 Plan [Member]
Activity in the Company's stock option plans [Roll Forward]
Outstanding, beginning of period (in shares)		958,000
Granted (in shares)		425,000
Exercised (in shares)		(20,000)
Forfeited and expired (in shares)		(31,000)
Outstanding, end of period (in shares)		1,332,000
Vested or expected to vest (in shares)		1,319,000
Exercisable (in shares)		453,000
Predecessor Plan 1998 Employee Plan [Member]
Activity in the Company's stock option plans [Roll Forward]
Outstanding, beginning of period (in shares)		1,291,000
Granted (in shares)		0
Exercised (in shares)		(225,000)
Forfeited and expired (in shares)		(11,000)
Outstanding, end of period (in shares)		1,055,000
Vested or expected to vest (in shares)		1,055,000
Exercisable (in shares)		1,055,000
Predecessor Plan 1998 Directors' Plan [Member]
Activity in the Company's stock option plans [Roll Forward]
Outstanding, beginning of period (in shares)		196,000
Granted (in shares)		0
Exercised (in shares)		(6,000)
Forfeited and expired (in shares)		0
Outstanding, end of period (in shares)		190,000
Vested or expected to vest (in shares)		190,000
Exercisable (in shares)		190,000